Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 4,837,026	$ 4,606,911	$ 4,458,958
Less - accumulated depreciation	(1,702,380)	(1,551,990)	(1,377,783)
Total property plant and equipment - net	3,134,646	3,054,921	3,081,175
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	444,906	444,906	444,906
Buildings And Recreational Facilities [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	2,262,814	2,242,904	2,237,774
Properties Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,933,018	1,790,213	1,672,682
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 190,288	$ 128,888	$ 103,596